Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our philosophy is to award equity grants to our named executive officers in amounts that reflect market data, the participant’s position, the participant’s ability to influence our overall performance, and individual performance based on a review of results during the prior year against pre-determined objectives, such as operational efficiency, employee engagement, and retention and development of key talent. In addition, the Committee considers historical grant practices and market compensation levels in determining grants for individual executives.
The Committee believes that these annual equity incentive grants to the named executive officers should be determined after a review of the Company’s financial statements for a full year. As a result, all annual equity awards are expected to be granted on the date of the regular Compensation Committee meeting to be held early in the following year. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates. In determining the annual equity grants the Committee considered the following: (i) the Company’s historical year-over-year compensation practices, including historical grant levels; (ii) total compensation awarded to the named executive officers; (iii) a peer group analysis conducted by the Committee’s independent compensation consultant of the compensation of executive officers holding comparable positions at the companies within the compensation peer group and survey data; and (iv) the Company’s objective to provide a significant portion of executive incentives based on long-term Company performance. Once the appropriate amount was determined for 2025 for each executive, 60% of the award was granted as PSUs and 40% was granted in the form of a service-based RSU award, which cliff vest three years after the grant date.
Award Timing Method	The Committee believes that these annual equity incentive grants to the named executive officers should be determined after a review of the Company’s financial statements for a full year. As a result, all annual equity awards are expected to be granted on the date of the regular Compensation Committee meeting to be held early in the following year. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates. In determining the annual equity grants the Committee considered the following: (i) the Company’s historical year-over-year compensation practices, including historical grant levels; (ii) total compensation awarded to the named executive officers; (iii) a peer group analysis conducted by the Committee’s independent compensation consultant of the compensation of executive officers holding comparable positions at the companies within the compensation peer group and survey data; and (iv) the Company’s objective to provide a significant portion of executive incentives based on long-term Company performance. Once the appropriate amount was determined for 2025 for each executive, 60% of the award was granted as PSUs and 40% was granted in the form of a service-based RSU award, which cliff vest three years after the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee believes that these annual equity incentive grants to the named executive officers should be determined after a review of the Company’s financial statements for a full year. As a result, all annual equity awards are expected to be granted on the date of the regular Compensation Committee meeting to be held early in the following year. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates. In determining the annual equity grants the Committee considered the following: (i) the Company’s historical year-over-year compensation practices, including historical grant levels; (ii) total compensation awarded to the named executive officers; (iii) a peer group analysis conducted by the Committee’s independent compensation consultant of the compensation of executive officers holding comparable positions at the companies within the compensation peer group and survey data; and (iv) the Company’s objective to provide a significant portion of executive incentives based on long-term Company performance. Once the appropriate amount was determined for 2025 for each executive, 60% of the award was granted as PSUs and 40% was granted in the form of a service-based RSU award, which cliff vest three years after the grant date.
MNPI Disclosure Timed for Compensation Value	false